Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended	12 Months Ended	20 Months Ended	32 Months Ended
	Apr. 25, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000241219
Account Value [Line Items]
Line Graph and Table Measure Name			Columbia Research Enhanced Real Estate ETF
Accumulated Value	$ 10,000	$ 11,210		$ 11,816	$ 11,527
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,898		14,731	17,256
Beta Advantage® Research Enhanced REIT Index
Account Value [Line Items]
Line Graph and Table Measure Name			Beta Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Research Enhanced REIT Index
Accumulated Value	10,000	11,247		11,893	11,641
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE Nareit All Equity REITs Index
Accumulated Value	$ 10,000	$ 11,180		$ 11,730	$ 11,996